<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 26th day of July, 2004.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 181
FORM 13F INFORMATION TABLE VALUE TOTAL: $558,818,641

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Alcon, Inc.
Allied Capital Corp.
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Assured Guaranty Ltd.
Automatic Data Processing, Inc.
Avery Dennison Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
H01301102
01903Q108
02209S103
24937104
25816109
26874107
31162100
35229103
03674B104
37411105
37604105
G0585R106
53015103
53611109

$12,195,635
$1,175,518
$212,355
$222,222
$1,611,210
$270,813
$217,851
$5,684,794
$6,069,548
$4,723,272
$1,576,256
$256,074
$353,160
$847,500
$7,489,023
$6,586,629


135,492
28,840
2,700
9,100
32,192
9,665
4,240
79,753
111,225
87,468
17,600
5,880
4,000
50,000
178,821
102,900

135,492
28,840
2,700
9,100
32,192
9,665
4,240
79,753
111,225
87,468
17,600
5,880
4,000
50,000
178,821
102,900



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Alcon, Inc.
Allied Capital Corp.
Altria Group, Inc.
American Capital Strategies
American Express Company
American Intl. Group, Inc.
Amgen Incorporated
Anheuser Busch Company, Inc.
Anthem, Inc.
Apache Corp.
Apollo Group Inc. CL A
Assured Guaranty Ltd.
Automatic Data Processing, Inc.
Avery Dennison Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

135,492
28,840
2,700
9,100
32,192
9,665
4,240
79,753
111,225
87,468
17,600
5,880
4,000
50,000
178,821
102,900

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Bank of America Corp.
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CL B   BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
Boston Scientific Corp.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

60505104
06652V109
54937107
84670207
84670108
88606108
5564T103
101137107
55622104
122014103
136385101
139793103
14040H105
14149Y108
156880106
166764100
170388102


$21,843,891
     $229,658
  $3,832,902
$14,562,240
  $2,045,850
     $862,860
     $360,365
     $428,000
  $1,123,416
     $289,440
     $316,940
  $1,737,008
$14,060,979
$14,869,794
  $1,711,080
     $553,649
  $2,739,600


258,141
7,865
103,676
4,928
23
49,250
27,425
10,000
20,971
8,000
10,600
106,239
205,630
212,274
44,100
5,883
60,000


258,141
7,865
103,676
4,928
23
49,250
27,425
10,000
20,971
8,000
10,600
106,239
205,630
212,274
44,100
5,883
60,000










Bank of America Corp.
Banner Corporation
BB&T Corporation
Berkshire Hathaway, Inc. CLB BRKB
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BNP Residential Property, Inc.
Boston Scientific Corp.
BP Amoco PLC ADR
Burlington Resources, Inc.
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Capital One Financial Corp.
Cardinal Health Inc.
Certegy, Inc.
Chevron Texaco Corporation
Choicepoint, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


258,141
7,865
103,676
4,928
23
49,250
27,425
10,000
20,971
8,000
10,600
106,239
205,630
212,274
44,100
5,883
60,000


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Consol Energy, Inc.
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


172062101
172474108
17275R102
172967101
191216100
191891100
192108108
194162103
19419B100
197199813
203372107
20343F190
20825C104
20854P109
222372104
225744101
126426402


     $639,352
     $707,750
  $6,872,455
$10,768,470
  $1,620,660
  $1,094,940
     $289,680
  $7,430,456
     $518,100
     $779,905
     $631,703
  $1,462,763
     $480,199
  $1,639,800
  $1,222,139
     $617,728
     $238,392


14,691
18,625
289,977
231,580
32,105
30,800
71,000
127,125
55,000
31,976
29,450
81,491
6,294
45,550
17,397
47,701
15,840


14,691
18,625
289,977
231,580
32,105
30,800
71,000
127,125
55,000
31,976
29,450
81,491
6,294
45,550
17,397
47,701
15,840









Cincinnati Financial Corp
Cinergy Corp.
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Corporation
Coddle Creek Financial Inc
Coeur D Alene Mines CP
Colgate-Palmolive Co.
Collagenex Pharmaceuticals, Inc.
Columbia Acorn Fund
CommScope, Inc.
Community Bancshares, Inc. SC
ConocoPhillips
Consol Energy, Inc.
Countrywide Credit Inds.
Cresent Financial Corp.
CT Communications, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


14,691
18,625
289,977
231,580
32,105
30,800
71,000
127,125
55,000
31,976
29,450
81,491
6,294
45,550
17,397
47,701
15,840


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First Horizon National Corp.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


126650100
23331A109
24702R101
249030107
25179M103
254394109
254687106
264399106
267906105
278058102
268648102
291011104
302290101
306137100
31428X106
319963104
320517105

   $420,200
$7,586,662
$2,546,730
   $312,600
$4,220,040
$7,293,257
   $812,723
   $767,530
$3,610,361
   $300,912
   $167,626
   $284,958
$2,395,742
$7,084,451
   $245,070
   $836,976
   $209,162


10,000
267,136
71,098
6,000
63,940
1,275,045
31,884
37,828
989,140
4,648
14,704
4,484
53,946
917,675
3,000
18,800
4,600


10,000
267,136
71,098
6,000
63,940
1,275,045
31,884
37,828
989,140
4,648
14,704
4,484
53,946
917,675
3,000
18,800
4,600










CVS Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Dimon, Inc.
Disney, Walt Company
Duke Energy Corporation
Dynamic Oil & Gas, Inc.
Eaton Corp
EMC Corp. MASS
Emerson Electric
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fedex Corporation
First Data Corporation
First Horizon National Corp.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,000
267,136
71,098
6,000
63,940
1,275,045
31,884
37,828
989,140
4,648
14,704
4,484
53,946
917,675
3,000
18,800
4,600


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









First INDL RLTY TR, Inc.
First State Bancorp
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gaylord Entertainment Company
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Gulfterra Energy Partners LP
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


32054K103
33645S100
35671D857
302695101
367905106
369550108
369604103
Y2692M103
M52020100
37733W105
381317106
384802104
401698105
40274U108
412822108
428236103
431284108



    $602,988
    $207,090
    $265,200
 $4,626,036
    $313,900
 $1,323,173
$17,352,383
 $1,390,110
$15,399,391
    $276,580
    $300,226
    $368,000
    $525,216
    $232,200
    $287,402
$1,726,824
$2,565,495



16,350
7,670
8,000
519,196
10,000
13,325
535,567
50,660
435,380
6,671
2,823
6,400
9,399
6,000
4,640
81,840
109,170



16,350
7,670
8,000
519,196
10,000
13,325
535,567
50,660
435,380
6,671
2,823
6,400
9,399
6,000
4,640
81,840
109,170











First INDL RLTY TR, Inc.
First State Bancorp
Freeport McMoran Copper & Gold
FX Energy, Inc.
Gaylord Entertainment Company
General Dynamics Corp.
General Electric Company
General Maritime Corp.
Given Imaging
Glaxo Smith Kline PLC
Golden West Financial
Grainger, W.W.
Guidant Corporation
Gulfterra Energy Partners LP
Harley Davidson, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


16,350
7,670
8,000
519,196
10,000
13,325
535,567
50,660
435,380
6,671
2,823
6,400
9,399
6,000
4,640
81,840
109,170



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.
Intel Corp
International Business Machines
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Krispy Kreme Doughnuts, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


437076102
442120101
443510201
443683107
450828108
458140100
459200101
464287457
464287465
464286848
464287341
475070108
478160104
48666K109
487836108
492914106
501014104



$260,304
$834,624
$608,958
$401,280
$798,931
 $11,016,780
$921,079
$218,574
$277,420
   $1,069,434
$686,499
   $1,351,077
 $12,207,629
$322,561
$615,195
  $94,400
$207,127



7,395
16,100
13,037
12,000
13,516
399,159
10,449
2,675
1,940
100,700
10,650
26,596
219,167
4,700
14,700
10,000
10,850



7,395
16,100
13,037
12,000
13,516
399,159
10,449
2,675
1,940
100,700
10,650
26,596
219,167
4,700
14,700
10,000
10,850











Home Depot, Inc.
Houston Exploration Co.
Hubbell Inc. Class B
Hudson City Bancorp, Inc.
Iberiabank Corp.
Intel Corp
International Business Machines
Ishares Lehman 1-3 Years TRS
Ishares MSCI Eafe Index
Ishares MSCI Japan Index
Ishares S&P GLB ERG Sect
Jefferson Pilot Corp
Johnson & Johnson
KB Home
Kellogg Company
Key Energy Services, Inc.
Krispy Kreme Doughnuts, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,395
16,100
13,037
12,000
13,516
399,159
10,449
2,675
1,940
100,700
10,650
26,596
219,167
4,700
14,700
10,000
10,850



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media International, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Maverick Tube Corp.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mylan Laboratories, Inc.
Nabors Industries Ltd.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


502424104
524660107
52729N100
530719103
530718105
532457108
548661107
577914104
G6052F103
585055106
589331107
591520200
592688105
594918104
605109107
628530107
G6359F103



   $4,264,512
   $2,125,128
   $4,684,446
$782,884
   $6,290,690
$454,415
 $17,526,852
   $1,838,200
   $1,469,279
   $2,042,440
   $5,213,047
$233,460
$368,550
 $18,623,835
$570,000
$592,920
$203,490



63,840
79,563
1,334,600
21,102
699,743
6,500
333,527
70,000
75,425
41,922
109,748
18,000
7,500
652,095
100,000
29,280
4,500



63,840
79,563
1,334,600
21,102
699,743
6,500
333,527
70,000
75,425
41,922
109,748
18,000
7,500
652,095
100,000
29,280
4,500











L-3 Communications Holdings, Inc.
Leggett & Platt, Inc.
Level 3 Communications, Inc.
Liberty Media International, Inc.
Liberty Media New Ser A
Lilly, Eli & Co.
Lowes Companies Inc.
Maverick Tube Corp.
Max Re Capital Ltd.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Misson Resources Corp.
Mylan Laboratories, Inc.
Nabors Industries Ltd.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


63,840
79,563
1,334,600
21,102
699,743
6,500
333,527
70,000
75,425
41,922
109,748
18,000
7,500
652,095
100,000
29,280
4,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









National Commerce Financial Corp.
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Piedmont Natural Gas
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Republic Services, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


63545P104
654902204
66987 E206
67010F103
678002106
680223104
713448108
71646E 100
717081103
720186105
72346Q104
723787107
731068102
742718109
743263105
743859100
760759100

$2,335,385
$5,000,684
$2,474,867
$816,863
$548,948
$664,160
$19,050,878
$1,076,475
$14,823,049
$608,219
$629,959
$663,889
$576,000
$7,926,028
$252,010
$1,829,004
$347,280

71,858
343,926
529,950
44,012
7,600
28,000
353,580
23,250
432,411
14,244
34,424
18,925
12,000
145,592
5,721
63,419
12,000

71,858
343,926
529,950
44,012
7,600
28,000
353,580
23,250
432,411
14,244
34,424
18,925
12,000
145,592
5,721
63,419
12,000









National Commerce Financial Corp.
Nokia Corp.
NovaGold Res. Inc.
Novogen Limited Sponsored ADR
Oil Service Holders Dep. RCPT
Old Rep. Intl. Corp.
Pepsico, Inc.
PetroChina Co. ADR
Pfizer, Inc.
Piedmont Natural Gas
Pinnacle Financial Partners
Pioneer Natural Res. Co.
Polaris Industries, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Republic Services, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


71,858
343,926
529,950
44,012
7,600
28,000
353,580
23,250
432,411
14,244
34,424
18,925
12,000
145,592
5,721
63,419
12,000

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sara Lee Corporation
Schick Tech, Inc.
Security Bank Corp.
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southcoast Financial Corp.
Southern Community Financial
Southtrust Corp.
Spherion Corporation
St. Paul Companies, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


803111103
806683108
814047106
81752M101
81760N109
82966U103
835495102
835699307
84129R100
842632101
844730101
848420105
792860108
855244109
858912108
867914103
871829107

$427,890
$134,500
$2,099,597
$4,716,338
$4,306,505
$49,280
$3,560,565
$7,534,661
$230,890
$2,711,894
$292,627
$117,725
$308,104
$704,538
$517,400
$243,453
$18,071,665

18,612
10,000
60,682
299,450
349,554
16,000
139,630
198,020
11,000
260,759
7,540
11,610
7,600
16,200
10,000
3,746
503,810

18,612
10,000
60,682
299,450
349,554
16,000
139,630
198,020
11,000
260,759
7,540
11,610
7,600
16,200
10,000
3,746
503,810









Sara Lee Corporation
Schick Tech, Inc.
Security Bank Corp.
Serono SA ADR
ServiceMaster Co.
Sirius Satellite Radio
Sonoco Products
Sony Corp ADR New Com
Southcoast Financial Corp.
Southern Community Financial
Southtrust Corp.
Spherion Corporation
St. Paul Companies, Inc.
Starbucks Corp.
Stericycle, Inc.
Suntrust Banks, Inc.
Sysco Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


18,612
10,000
60,682
299,450
349,554
16,000
139,630
198,020
11,000
260,759
7,540
11,610
7,600
16,200
10,000
3,746
503,810

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


87612E106
872275102
882508104
883623209
887315109
892331307
895925105
896047107
902124106
904708104
908068109
911312106
91529Y106
902973304
918204108
92552Q101
929903102

$312,155
$761,152
$335,014
$858,580
$4,390,781
$5,520,369
$23,666,448
$14,191,721
$255,509
$619,792
$241,401
$248,061
$159,000
$1,363,173
$1,414,394
$2,052
$6,432,119

7,350
13,112
13,855
181,518
249,760
67,635
406,640
311,632
7,710
21,306
8,098
3,300
10,000
49,462
29,043
36,000
144,542

7,350
13,112
13,855
181,518
249,760
67,635
406,640
311,632
7,710
21,306
8,098
3,300
10,000
49,462
29,043
36,000
144,542









Target Corporation
TCF Financial Corp
Texas Instruments
Thermogenesis Corp.
Time Warner
Toyota Motor CP ADR
Triad Guaranty Inc.
Tribune Co
Tyco Intl Ltd New
Unifirst Corporation - Mass
Union Planters Corp.
United Parcel Service CL B
Unumprovident Corp.
US Bancorp Del
VF Corporation
Vialink Company
Wachovia Corporation New



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


7,350
13,112
13,855
181,518
249,760
67,635
406,640
311,632
7,710
21,306
8,098
3,300
10,000
49,462
29,043
36,000
144,542

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
WEBMD Corp.
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A


common
common
common
common
common
common
common
common
common
common
common
common

931422109
931142103
939322103
94106L109
94769M105
94973H108
949746101
962902102
983024100
98385X106
988498101
989207105

$11,230,169
$6,836,905
$4,502,526
$8,689,949
$478,023
$2,551,028
$547,748
$92,730
$1,103,025
$1,152,962
$305,911
$797,355

310,140
129,585
116,525
283,522
51,290
22,775
9,571
33,000
30,504
38,703
8,219
9,165

310,140
129,585
116,525
283,522
51,290
22,775
9,571
33,000
30,504
38,703
8,219
9,165


Grand Total 06/30/04





558,818,641












Walgreen Company
Wal-Mart Stores, Inc.
Washington Mutual, Inc.
Waste Management, Inc. DEL
WEBMD Corp.
Wellpoint Health Networks
Wells Fargo & Co.
Wheaton River Min. Ltd.
Wyeth
XTO Energy, Inc.
Yum Brands, Inc.
Zebra Technologies CL A

0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0

310,140
129,585
116,525
283,522
51,290
22,775
9,571
33,000
30,504
38,703
8,219
9,165

0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0













